Feb. 28, 2019

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019, OF:

Invesco India ETF (PIN)

(the “Fund”)

Important Notice Regarding Changes in the Investment Objective, Underlying Index, Index Provider, and

Principal Investment Strategy of the Fund

At a meeting held on March 8, 2019, the Board of Trustees of the Invesco India Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, index provider and underlying index of the Fund.

Therefore, as of market close on the Effective Date, the following changes will occur:

1.)

Underlying Index and Index Provider Change. FTSE International Limited will become the index provider for the Fund and a new underlying index (the “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index
Indus India Index	FTSE India Quality and Yield Select Index

2.) Investment Objective Change. The Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

3.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

4.) Description of New Underlying Index. The Underlying Index is a market capitalization-weighted index that is constructed by evaluating all securities in the FTSE India Index and first excluding securities in the bottom 10% based on their 12-month trailing dividend yield. Of the remaining securities, those ranked in the bottom 10% by their quality scores are also then excluded. The Underlying Index is rebalanced semi-annually and reweighted quarterly.